As Filed with the U.S. Securities and Exchange Commission on October 6, 2017

File No. 333-218948

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
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FORM N-14 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No.1 ☒

(Check appropriate box or boxes)
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American Century Investment Trust (Exact Name of Registrant as Specified in Charter)
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4500 Main Street, Kansas City, Missouri 64111 (Address of Principal Executive Offices)(Number, Street, City, State, Zip Code)
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(816) 531-5575 (Area Code and Telephone Number)
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Charles A. Etherington 4500 Main Street, Kansas City, Missouri 64111 (Name and Address of Agent for Service)
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Title of Securities Being Registered: Y Class Shares of the High Income Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of American Century Investment Trust (the “Trust”) on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497 filed on August 8, 2017. This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

AMERICAN CENTURY INVESTMENT TRUST

PART C OTHER INFORMATION

Item 15. Indemnification

As stated in Article VII, Section 3 of the Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a) to the Registration Statement, “The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of Trustees.”

The Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant’s Amended and Restated Bylaws, appearing as Exhibit (b) herein.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.
Item 16. Exhibits

(1)    (a)    Amended and Restated Agreement and Declaration of Trust, dated March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on May 26, 2004, File No. 33-65170, and incorporated herein by reference).

(b)    Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated June 14, 2004 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on July 29, 2004, File No. 33-65170, and incorporated herein by reference).

(c)    Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated April 20, 2005 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 26 to the Registration Statement of the Registrant on May 16, 2005, File No. 33-65170, and incorporated herein by reference).

(d)    Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust, dated June 30, 2005 (filed electronically as Exhibit a4 to Post-Effective Amendment No. 28 to the Registration Statement of the Registrant on July 28, 2005, File No. 33-65170, and incorporated herein by reference).

(e)    Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust, dated December 12, 2005 (filed electronically as Exhibit 1(e) to the Registration Statement on Form N-14 of the Registrant on December 22, 2005, File No. 33-65170, and incorporated herein by reference).

(f)    Amendment No. 5 to the Amended and Restated Agreement and Declaration of Trust, dated March 10, 2006 (filed electronically as Exhibit a6 to Post-Effective Amendment No. 32 to the Registration Statement of the Registrant on March 31, 2006, File No. 33-65170, and incorporated herein by reference).

(g)    Amendment No. 6 to the Amended and Restated Agreement and Declaration of Trust, dated August 25, 2006 (filed electronically as Exhibit a7 to Post-Effective Amendment No. 36 to the Registration Statement of the Registrant on September 8, 2006, File No. 33-65170, and incorporated herein by reference).

(h)    Amendment No. 7 to the Amended and Restated Agreement and Declaration of Trust, dated March 8, 2007 (filed electronically as Exhibit a8 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-65170, and incorporated herein by reference).

(i)    Amendment No. 8 to the Amended and Restated Agreement and Declaration of Trust, dated August 31, 2007 (filed electronically as Exhibit a9 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(j)    Amendment No. 9 to the Amended and Restated Agreement and Declaration of Trust, dated March 11, 2009 (filed electronically as Exhibit a10 to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on May 13, 2009, File No. 33-65170, and incorporated herein by reference).

(k)    Amendment No. 10 to the Amended and Restated Agreement and Declaration of Trust, dated November 30, 2012 (filed electronically as Exhibit a11 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-65170, and incorporated herein by reference).

(l)    Amendment No. 11 to the Amended and Restated Agreement and Declaration of Trust, dated April 4, 2013 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-65170, and incorporated herein by reference).

(m)    Amendment No. 12 to the Amended and Restated Agreement and Declaration of Trust, dated April 30, 2014 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on July 25, 2014, File No. 33-65170, and incorporated herein by reference).

(n)    Amendment No. 13 to the Amended and Restated Agreement and Declaration of Trust, dated June 16, 2015 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 52 to the Registration Statement of the Registrant on July 29, 2015, File No. 33-65170, and incorporated herein by reference).

(o)    Amendment No. 14 to the Amended and Restated Agreement and Declaration of Trust, dated December 1, 2015 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on November 30, 2015, File No. 33-65170, and incorporated herein by reference).

(p)    Amendment No. 15 to the Amended and Restated Agreement and Declaration of Trust, dated March 29, 2016 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 57 to the Registration Statement of the Registrant on July 28, 2016, File No. 33-65170, and incorporated herein by reference).

(q)    Amendment No. 16 to the Amended and Restated Agreement and Declaration of Trust, dated March 24, 2017 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(r)    Amendment No. 17 to the Amended and Restated Agreement and Declaration of Trust, dated March 24, 2017 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(s)    Amendment No. 18 to the Amended and Restated Agreement and Declaration of Trust, dated March 24, 2017 (filed electronically as Exhibit 1(s) to the Registration Statement of the Registrant on Form N-14 on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

(t)    Amendment No. 19 to the Amended and Restated Agreement and Declaration of Trust, dated May 19, 2017 (filed electronically as Exhibit 1(t) to the Registration Statement of the Registrant on Form N-14 on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

(u)    Amendment No. 20 to the Amended and Restated Agreement and Declaration of Trust, dated May 19, 2017 (filed electronically as Exhibit 1(u) to the Registration Statement of the Registrant on Form N-14 on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

(v)    Amendment No. 21 to the Amended and Restated Agreement and Declaration of Trust, dated June 14, 2017 (filed electronically as Exhibit 1(v) to the Registration Statement of the Registrant on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

(2)    Amended and Restated Bylaws, dated December 18, 2012 (filed electronically as Exhibit b to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-65170, and incorporated herein by reference).

(3)    Not applicable.

(4)    Form of Agreement and Plan of Reorganization (filed electronically to the Registration Statement of the Registrant on Form N-14 on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

(5)    Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit (1)(a) herein and Article II, Article VII, and Article IX of Registrant’s Amended and Restated Bylaws, appearing as Exhibit (2) herein.

     (6)   (a)    Management Agreement with American Century Investment Management, Inc., effective as of July 16, 2010 (filed electronically as Exhibit d to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on July 29, 2010, File No. 33-65170, and incorporated herein by reference).

(b)    Amendment No. 1 to Management Agreement with American Century Investment Management, Inc., effective as of July 26, 2013 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on July 25, 2013, File No. 33-65170, and incorporated herein by reference).

(c)    Amendment No. 2 to Management Agreement with American Century Investment Management, Inc., effective as of December 1, 2015 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on November 30, 2015, File No. 33-65170, and incorporated herein by reference).

(d)    Amendment No. 3 to Management Agreement with American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(e)    Amendment No. 4 to Management Agreement with American Century Investment Management, Inc., effective as of July 28, 2017 (filed electronically as Exhibit d5 to Post-Effective Amendment No. 65 to the Registration Statement of the Registrant on July 27, 2017, File No. 33-65170, and incorporated herein by reference).

(f)    Amendment No. 5 to Management Agreement with American Century Investment Management, Inc., effective as of July 31, 2017 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on August 1, 2017, File No. 33-65170, and incorporated herein by reference).

(g)    Management Agreement with American Century Investment Management, Inc., effective as of July 28, 2014 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on July 25, 2014, File No. 33-65170, and incorporated herein by reference).

(h)    Amendment No. 1 to Management Agreement with American Century Investment Management, Inc., effective as of April 10, 2017 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(i)    Amendment No. 2 to Management Agreement with American Century Investment Management, Inc., effective as of May 19, 2017 (filed electronically as Exhibit d7 to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on May 18, 2017, File No. 33-65170, and incorporated herein by reference).

(j)    Amendment No. 3 to Management Agreement with American Century Investment Management, Inc., effective as of July 31, 2017 (filed electronically as Exhibit d10 to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on August 1, 2017, File No. 33-65170, and incorporated herein by reference).

(k)    Amendment No. 4 to Management Agreement with American Century Investment Management, Inc., effective as of October 2, 2017 (filed electronically as Exhibit d11 to Post-Effective Amendment No. 69 to the Registration Statement of the Registrant on September 29, 2017, File No. 33-65170, and incorporated herein by reference).

(l)    Subadvisory Agreement between American Century Investment Management, Inc. and Nomura Corporate Research and Asset Management Inc., dated May 8, 2017 (filed electronically as Exhibit d8 to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on May 18, 2017, File No. 33-65170, and incorporated herein by reference).

(m)    Amendment No. 1 to Subadvisory Agreement between American Century Investment Management, Inc. and Nomura Corporate Research and Asset Management Inc., effective as of October 2, 2017 (filed electronically as Exhibit d11 to Post-Effective Amendment No. 69 to the Registration Statement of the Registrant on September 29, 2017, File No. 33-65170, and incorporated herein by reference).

(7)    (a)    Amended and Restated Distribution Agreement with American Century Investment Services, Inc., effective as of October 2, 2017 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 69 to the Registration Statement of the Registrant on September 29, 2017, File No. 33-65170, and incorporated herein by reference).

(b)    Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 75 to the Registration Statement of American Century Government Income Trust on April 7, 2017, File No. 002-99222, and incorporated herein by reference).

(8)     Not applicable.

(9)    (a)     Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(b)     Custody Fee Schedule with State Street Bank and Trust Company, dated as of July 29, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(c)    Notice of Additional Portfolios, effective as of July 24, 2014 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 43 to the Registration Statement of American Century International Bond Funds on July 23, 2014, and incorporated herein by reference).

(d)   Notice of Additional Portfolios, effective as of September 1, 2017 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 69 to the Registration Statement of the Registrant on September 29, 2017, File No. 33-65170, and incorporated herein by reference).

(e) Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of May 21, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Target Maturities Trust on January 28, 2016, File No. 002-94608, and incorporated herein by reference).

(10)   (a)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class) of American Century Investment Trust, effective as of December 1, 2015 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on November 30, 2015, File No. 33-65170, and incorporated herein by reference).

(b)    Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class) of American Century Investment Trust, effective as of October 2, 2017 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 69 to the Registration Statement of the Registrant on September 29, 2017, File No. 33-65170, and incorporated herein by reference).

(c)     Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Investment Trust, dated January 1, 2008 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on July 29, 2008, File No. 33-65170, and incorporated herein by reference).

(d)     Amendment No. 1 to Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class) of American Century Investment Trust, effective as of July 28, 2014 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on July 25, 2014, File No. 33-65170, and incorporated herein by reference).

(e)    Master Distribution and Individual Shareholder Services Plan (T Class) of American Century Investment Trust, effective as of April 10, 2017 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on April 7, 2017, File No. 33-65170, and incorporated herein by reference).

(f)     Amended and Restated Multiple Class Plan of American Century Investment Trust, effective as of October 2, 2017 (filed electronically as Exhibit n to Post-Effective Amendment No. 69 to the Registration Statement of the Registrant on September 29, 2017, File No. 33-65170, and incorporated herein by reference).

(11)     Opinion and Consent of Counsel dated June 23, 2017 (filed electronically as Exhibit 11 to the Registration Statement of the Registrant on Form N-14 on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

(12)     Opinion and Consent of Counsel as to the tax matters and consequences, is included herein.

(13)    Amended and Restated Transfer Agency Agreement between American Century Investment Trust and American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on July 27, 2007, File No. 33-65170, and incorporated herein by reference).

(14)    (a)     Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, dated June 28, 2017 (filed electronically as Exhibit 4a to the Registration Statement of the Registrant on Form N-14 on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

     (b)    Consent of Ernst & Young LLP, independent registered public accounting firm, dated September 28, 2017 (filed electronically as Exhibit 14b to the Registration Statement of the Registrant on Form N-14 on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

(15)    Not applicable.

(16)        (a)    Power of Attorney, dated May 19, 2017 (filed electronically as Exhibit 16a to the Registration Statement of the Registrant on Form N-14 on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

(b)    Secretary’s Certificate, dated May 19, 2017 (filed electronically as Exhibit 16b to the Registration Statement of the Registrant on Form N-14 on June 23, 2017, File No. 333-218948, and incorporated herein by reference).

(17)    Other Exhibits

(a)     Prospectus for High Income Fund, dated August 2, 2017 (filed electronically as Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on August 1, 2017, File No. 33-65170, and incorporated herein by reference).

(b)     Statement of Additional Information for the Registrant, dated August 2, 2017 (filed electronically as Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on August 1, 2017, File No. 33-65170, and incorporated herein by reference).

(c)     Prospectus for Nomura High Yield Fund, as supplemented to date, dated January 28, 2017 (filed electronically as Post-Effective Amendment No. 85 to the Registration Statement of Advisors' Inner Circle Fund III on January 27, 2017, File No. 333-192858, and incorporated herein by reference).

(d)     Statement of Additional Information for Nomura High Yield Fund, as supplemented to date, dated January 28, 2017 (filed electronically as Post-Effective Amendment No. 85 to the Registration Statement of Advisors' Inner Circle Fund III on January 27, 2017, File No. 333-192858, and incorporated herein by reference).

(e)    Annual Report of the Nomura High Yield Fund for the year ended September 30, 2016 (filed electronically on December 7, 2016, File No. 811-22920, and incorporated herein by reference).

(f)    Semi-Annual Report of the Nomura High Yield Fund for the period ended March 31, 2017 (filed electronically on June 5, 2017, File No. 811-22920, and incorporated herein by reference).

Item 17 Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

The Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended. As required by the Securities Act of 1933, this Registration Statement amendment has been signed on behalf of the registrant in the City of Kansas City, State of Missouri on the 6th day of October, 2017.

American Century Investment Trust
(Registrant)
By: *_________________________________
Jonathan S. Thomas
President

As required by the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	October 6, 2017

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	October 6, 2017

* _________________________________ Tanya S. Beder	Trustee	October 6, 2017

* _________________________________ Jeremy I. Bulow	Trustee	October 6, 2017

* _________________________________ Anne Casscells	Trustee	October 6, 2017

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	October 6, 2017

* _________________________________ Frederick L.A. Grauer	Trustee	October 6, 2017

* _________________________________ Jonathan D. Levin	Trustee	October 6, 2017

* _________________________________ Peter F. Pervere	Trustee	October 6, 2017

* _________________________________ John B. Shoven	Trustee	October 6, 2017

*By: /s/ Ashley L. Bergus Ashley L. Bergus Attorney in Fact (pursuant to Power of Attorney dated May 19, 2017)

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
EXHIBIT 12	Opinion and Consent of Counsel as to the tax matters and consequences